Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the fiscal years ended March 31, 2026, 2025 and 2024:

	For the fiscal years ended March 31,
	2026	2025	2024
	US$’000	US$’000	US$’000
Current income tax expense	-	-	-
Deferred tax expense (credit)	186	241	141
	186	241	141

Schedule of Income Tax Rate

Reconciliation of the difference between the Hong Kong statutory income tax rate applicable to profits of the Group and the income tax expenses of the Group was as follows:

	For the fiscal years ended March 31,
	2026	2025	2024
	US$’000	US$’000	US$’000
Profit before provision for income taxes	(13,025)	1,139	1,910

Income tax expenses computed at statutory rate	(2,149)	188	315
Effect of preferential tax rates	-	-	-
Non-deductible expenses	556	107	2
Non-taxable income	(83)	(1)	(176)
Tax loss not recognised (Note (a))	1,676	-	-
Over provision of deferred tax in prior years	-	(53)	-
Change in valuation allowance	186	-	-
	186	241	141
(a)	As at March 31, 2026, the Group has unused tax losses of approximately $10,156,000 (2025:Nil) available for offset against future profits. No deferred tax assets have been recognised for the tax losses of $10,156,000 (2025: Nil) due to the unpredictability of future profit streams. All tax losses may be carried forward indefinitely.